LEASE	12 Months Ended
Dec. 31, 2024
LEASE
LEASE

5.   LEASE

The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

	As of December 31,
	2023	2024

	(HK$ in thousands)

Operating lease right-of-use assets	224,092	253,212
Operating lease liabilities	238,017	277,281

The following table presents operating lease expense reported in the consolidated statements of comprehensive income related to the Group’s leases:

	Year ended December 31,
	2022	2023	2024

	(HK$ in thousands)

Operating lease cost	119,854	122,333	140,062

The following table reconciles the undiscounted cash flows of the Group’s leases as of December 31, 2024 to the present value of its operating lease payments:

Amount
(HK$ in thousands)
For the year ending December 31,
2025	151,192
2026	74,025
2027	28,633
2028	6,643
2029	6,750
Thereafter	28,736
Total undiscounted operating lease payments	295,979
Less: imputed interest	(18,698)
Present value of operating lease liabilities	277,281